CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2022
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.    CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and restricted cash. As of December 31, 2022, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited in financial institutions located in the mainland China, Hong Kong, United States and Malta, which management believes are of high credit quality.

Concentration of customers

For the year ended December 31, 2021, no customer accounted for 10% or more of the Group’s revenues. For the year ended December 31, 2022, the customer accounted for 10% or more of the Group’s revenues was as follows:

	For the year ended December 31,
	2021	2022
A	—%	11.0%

Concentration of suppliers

For the years ended December 31, 2021 and 2022, the supplier accounted for 10% or more of the Group’s costs was as follows:

	For the year ended December 31,
	2021	2022
A	17.5%	17.6%

Vulnerability due to change of regulations or policies

The blockchain and cryptocurrency mining business could be significantly affected by, among other things, the regulatory and policy developments in international markets where the Company operates, such as the United States and Kazakhstan. Governmental authorities are likely to continue to issue new laws, rules and regulations governing the blockchain and cryptocurrency industry in and enhance enforcement of existing laws, rules and regulations. For example, the People’s Bank of China (the “PBOC”), Ministry of Industry and Information Technology, State Administration for Industry and Commerce, China Banking Regulatory Commission, China Securities Regulatory Commission and China Insurance Regulatory Commission issued “Announcement on Preventing Token Fundraising Risks” on September 4, 2017, prohibiting all organizations and individual from engaging in initial coin offering transactions. On May 21, 2021, the Financial Stability and Development Committee of the State Council in mainland China called for the need to resolutely control financial risks and crack down on cryptocurrency mining and trading activities. On June 18, 2021, the “Notice of the Sichuan Provincial Development and Reform Commission and the Sichuan Provincial Energy Administration on the Cleanup and Shutdown of Virtual Currency Mining Projects” required electricity companies within Sichuan Province to close down power supply to businesses involved in cryptocurrency mining. On June 21, 2021, the Company terminated the operations of the two data centers in Sichuan according to the written notice from the Local Power Supplier.

As of December 31, 2022, the mining pool subsidiary of the Company has completely exited the mainland China market, ceased registering new users from mainland China and retired accounts of existing users from mainland China.

3.    CONCENTRATION OF RISKS (continued)

The Group had begun the development of the international operations before these regulatory and policy developments in mainland China. In the second half of 2021, the Group has finished the migration of the cryptocurrency operations to international markets.